Consolidated statements of shareholders' equity (deficiency) (USD $)	Special Voting Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance, at Nov. 30, 2009	$ 16,969	$ 18,263,340	$ (341,844)	$ (13,306,451)	$ 4,632,014
Balance, (in Shares) at Nov. 30, 2009	10,907,054
Share issuance cost and cost adjustments		68,328			68,328
Stock options to broker		13,711			13,711
Stock options to employees		964,016			964,016
Stock options to non-management board members		59,610			59,610
Other comprehensive gain (loss)			116,368		116,368
Loss				(5,761,091)	(5,761,091)
Net Period Change in Consolidated statements of operations and comprehensive loss		1,105,665	116,368	(5,761,091)	(4,539,058)
Balance, at Nov. 30, 2010	16,969	19,369,005	(225,476)	(19,067,542)	92,956
Balance, (in Shares) at Nov. 30, 2010	10,907,054
Issuance of common shares (in Shares)	4,800,000
Shares issued for options exercised (Note 10)	130,183	(37,018)			93,165
Shares issued for options exercised (Note 10) (in Shares)	25,000				25,000
Stock options to employees		674,746			674,746
Stock options to non-management board members		27,714			27,714
DSU's to non-management board members		33,101			33,101
Issuance of shares on exercise of cashless warrants		755,124			755,124
Issuance of shares on exercise of cashless warrants (in Shares)	176,469
Other comprehensive gain (loss)			110,441		110,441
Loss				(4,880,277)	(4,880,277)
Cancellation on shares exchanged (in Shares)	(79)
Net Period Change in Consolidated statements of operations and comprehensive loss	130,183	1,453,667	110,441	(4,880,277)	(3,185,986)
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	5,001,390
Balance, at Nov. 30, 2011	147,152	20,822,672	(115,035)	(23,947,819)	(3,093,030)
Balance, (in Shares) at Nov. 30, 2011	15,908,444
Issuance of common shares (in Shares)	1,818,182
Issuance of common shares		5,000,000			5,000,000
Share issuance cost and cost adjustments		(779,271)			(779,271)
Stock options to employees		2,251,325			2,251,325
Stock options to non-management board members		72,520			72,520
DSU's to non-management board members		36,727			36,727
Issuance of shares on exercise of cashless warrants		1,005,692			1,005,692
Issuance of shares on exercise of cashless warrants (in Shares)	180,315
Other comprehensive gain (loss)			(124,975)		(124,975)
Loss				(6,136,865)	(6,136,865)
Cancellation on shares exchanged (in Shares)	(4)
Net Period Change in Consolidated statements of operations and comprehensive loss		7,586,993	(124,975)	(6,136,865)	1,325,153
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	1,998,493
Balance, at Nov. 30, 2012	$ 147,152	$ 28,409,665	$ (240,010)	$ (30,084,684)	$ (1,767,877)
Balance, (in Shares) at Nov. 30, 2012	17,906,937